Taxes - Schedule of Deferred Tax Assets Valuation Allowance Movement (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Deferred Tax Assets Valuation Allowance Movement [Abstract]
Beginning balance	$ 41,826	$ 43,491
Charge (credit) to tax expense in current year	55,860	(3,302)
Foreign currency translation adjustments	137	1,637
Ending balance	$ 97,823	$ 41,826